             AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION

                                 MAY 11, 2001
                          ___________________________

               SECURITIES ACT OF 1933 REGISTRATION NO. 333-54506

               INVESTMENT COMPANY ACT OF 1940 FILE NO. 811-6161
                          ___________________________

                      SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON, DC 20549
                          ___________________________

                                   FORM N-14

                            REGISTRATION STATEMENT
                                     UNDER
                          THE SECURITIES ACT OF 1933


                   ____    Pre-Effective Amendment No. ____

                     X    Post-Effective Amendment No.  1
                    ---                                --
                       (Check Appropriate Box or Boxes)


                       PIMCO FUNDS: MULTI-MANAGER SERIES
                       ---------------------------------
              (Exact Name of Registrant as Specified in Charter)

                                1-800-927-4648
                                --------------
                       (Area Code and Telephone Number)

               840 Newport Center Drive, Newport Beach, CA 92660
               -------------------------------------------------
(Address of Principal Executive Offices: Number, Street, City, State, Zip Code)

Stephen J. Treadway      Newton B. Schott, Jr., Esq.   Joseph B. Kittredge, Esq.
c/o PIMCO Funds          c/o PIMCO Funds               Ropes & Gray
Distributors LLC         Distributors LLC              One International Place
2187 Atlantic Street     2187 Atlantic Street          Boston, Massachusetts
Stamford, Connecticut    Stamford, Connecticut                           02110
                06920                    06920

                 --------------------------------------------
                    (Name and Address of Agent For Service)

     It is proposed that this filing will become effective immediately upon filing pursuant to Rule 485(b).
                          ____________________________

     THE REGISTRANT HAS REGISTERED AN INDEFINITE AMOUNT OF ITS SECURITIES UNDER THE SECURITIES ACT OF 1933, PURSUANT TO RULE 24F-2 UNDER THE INVESTMENT COMPANY ACT OF 1940. IN RELIANCE UPON RULE 24F-2, NO FILING FEE IS BEING PAID AT THIS TIME.

     THIS AMENDMENT TO THE REGISTRATION STATEMENT ON FORM N-14 OF PIMCO FUNDS:
     MULTI-MANAGER SERIES, FILED WITH THE COMMISSION ON JANUARY 29, 2001 (ACCESSION NO. 0000927016-01-000302; 1933 ACT REGISTRATION NO. 333-
     54506) (THE "REGISTRATION STATEMENT"), IS BEING FILED TO ADD EXHIBITS 12(A) AND 12(B) TO THE REGISTRATION STATEMENT. NO OTHER INFORMATION CONTAINED IN THE REGISTRATION STATEMENT, WHICH IS INCORPORATED HEREIN BY REFERENCE IN ITS ENTIRETY, IS AMENDED, DELETED, OR SUPERSEDED HEREBY.

                       PIMCO FUNDS: MULTI-MANAGER SERIES

                                   FORM N-14

                                    PART C

                               OTHER INFORMATION

Item 16.  EXHIBITS

     (12)(a) Opinion of counsel as to certain tax matters related to the merger of PIMCO Allianz Select International Fund and PIMCO International Fund, filed herewith.

     (12)(b)  Consent of counsel, filed herewith.

     (16) Powers of Attorney for Messrs. Hardaway, Carter, Cannon, Childress, Nelson, Poovey, Porter, Richards, Stooks and Thorne are incorporated by reference to the corresponding exhibit of the Registrant's Registration Statement on Form N-14 (File No. 333-54506), as filed on January 29, 2001.

                                  SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933, the Registrant Certifies that it meets all the requirements for effectiveness of this Post-Effective Amendment No. 1 to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 1 to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Stamford, and the State of Connecticut on the 10/th/ day of May, 2001.

                            PIMCO FUNDS: MULTI-MANAGER SERIES

                            By:  /s/ Stephen J. Treadway
                               --------------------------
                                 Stephen J. Treadway,
                                 President

     Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed below by the following persons in the capacities and on the dates indicated.

Name                                    Capacity                         Date
----                                    --------                         ----
                                        Trustee and President            May 10, 2001
 /s/ Stephen J. Treadway
------------------------
Stephen J. Treadway

       *                                Treasurer and Principal          May 10, 2001
                                        Financial and Accounting
----------------------------            Officer
John P. Hardaway

       *                                Trustee                          May 10, 2001

----------------------------
Donald P. Carter

       *                                Trustee                          May 10, 2001

----------------------------
E. Philip Cannon

       *                                Trustee                          May 10, 2001

----------------------------
Gary A. Childress

       *                                Trustee                          May 10, 2001

----------------------------
Richard L. Nelson

       *                                Trustee                          May 10, 2001

----------------------------
Kenneth M. Poovey

       *                                Trustee                          May 10, 2001

----------------------------
Lyman W. Porter

       *                                Trustee                          May 10, 2001

----------------------------
Alan Richards

       *                                Trustee                          May 10, 2001

----------------------------
W. Bryant Stooks

       *                                Trustee                          May 10, 2001

----------------------------
Gerald M. Thorne



                                  *  By:  /s/ Stephen J. Treadway
                                          ----------------------
                                             Stephen J. Treadway,
                                             Attorney-In-Fact

                                  Date:      May 10, 2001

                                 EXHIBIT LIST

Exhibit No.         Exhibit Name

12(a) Opinion of counsel as to certain tax matters related to the merger of PIMCO Allianz Select International Fund and PIMCO International Fund.

12(b)               Consent of counsel.